Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,784
Gains/(losses) recorded in income	[1]	88
Gains/(losses) recorded in OCI		(25)
Purchases/ Issuances		304
Sales/ Settlements		(238)
Transfers into/out of Level 3		21
Fair value, ending balance		1,934	$ 1,784
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	88
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		15
Gains/(losses) recorded in income	[1]	(11)
Purchases/ Issuances		9
Sales/ Settlements		(9)
Transfers into/out of Level 3		6
Fair value, ending balance		10	15
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(11)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			(3)
Sales/ Settlements			3
Transfers into/out of Level 3		(2)
Fair value, ending balance		(2)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		20	12
Gains/(losses) recorded in income	[1]	(1)
Purchases/ Issuances		44	8
Sales/ Settlements		(22)	(33)
Transfers into/out of Level 3		(16)	33
Fair value, ending balance		25	20
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		8
Transfers into/out of Level 3		(4)
Fair value, ending balance		4
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		16
Gains/(losses) recorded in income	[1]	(1)
Purchases/ Issuances		9
Sales/ Settlements		(22)
Transfers into/out of Level 3		19
Fair value, ending balance		21	16
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		4
Purchases/ Issuances		27
Transfers into/out of Level 3		(31)
Fair value, ending balance			4
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,749	1,688
Gains/(losses) recorded in income	[1]	100	56
Gains/(losses) recorded in OCI		(25)	16
Purchases/ Issuances		251	233
Sales/ Settlements		(207)	(143)
Transfers into/out of Level 3		33	(101)
Fair value, ending balance		1,901	1,749
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	100
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		40
Gains/(losses) recorded in income	[1]	(9)
Gains/(losses) recorded in OCI		4
Purchases/ Issuances		7
Transfers into/out of Level 3		(7)
Fair value, ending balance		35	40
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(9)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,709
Gains/(losses) recorded in income	[1]	109
Gains/(losses) recorded in OCI		(29)
Purchases/ Issuances		244
Sales/ Settlements		(207)
Transfers into/out of Level 3		40
Fair value, ending balance		1,866	1,709
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	109
Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		15	10
Gains/(losses) recorded in income	[1]		(11)
Purchases/ Issuances			(7)
Sales/ Settlements			(1)
Transfers into/out of Level 3			24
Fair value, ending balance			15
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		8
Sales/ Settlements		(8)
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		27
Gains/(losses) recorded in income	[1]	(7)
Purchases/ Issuances		17
Transfers into/out of Level 3		7
Fair value, ending balance		44	27
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	(7)
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10
Gains/(losses) recorded in income	[1]	(3)
Fair value, ending balance		7	10
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(3)
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Gains/(losses) recorded in income	[1]	1
Sales/ Settlements		(1)
Fair value, ending balance		2	2
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Derivative financial assets [member] | Foreign exchange and gold contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Transfers into/out of Level 3		(2)
Fair value, ending balance			2
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Gains/(losses) recorded in income	[1]	(1)
Purchases/ Issuances		(12)
Transfers into/out of Level 3		2
Fair value, ending balance		(13)	(2)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(6)
Gains/(losses) recorded in income	[1]	(4)
Fair value, ending balance		(10)	(6)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(4)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(17)
Gains/(losses) recorded in income	[1]	2
Purchases/ Issuances		(4)
Sales/ Settlements		1
Transfers into/out of Level 3		(1)
Fair value, ending balance		(19)	(17)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	2
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)
Gains/(losses) recorded in income	[1]	1
Sales/ Settlements		(1)
Fair value, ending balance		(1)	$ (1)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	$ 1

[1]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[2]	These amounts represent the unrealized gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.